Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 412,815	$ 328,805		$ 339,541
Costs and operating expenses:
Costs of revenue (exclusive of depreciation and amortization below)		203,218	160,911		179,967
Sales and marketing		51,407	33,335		33,993
Product and technology		74,438	44,078		45,855
General and administrative		136,594	83,238		65,824
Depreciation and amortization		32,601	24,684		23,782
Total costs and operating expenses		498,258	346,246		349,421
Loss from operations		(85,443)	(17,441)		(9,880)
Other income (expense):
Interest income		96	71		149
Interest expense		(27,662)	(31,037)		(28,685)
Loss on extinguishment of debt		(1,148)
Other income (expense)		27,007	(9,709)		(808)
Total other income (expense)		(1,707)	(40,675)		(29,344)
Loss before income tax benefit (expense) and loss from equity method investment		(87,150)	(58,116)		(39,224)
Income tax benefit (expense)		2,021	1,557		(213)
Loss from equity method investment			(3,902)
Net loss		(85,129)	(60,461)		(39,437)
Net (loss) income attributable to noncontrolling interest in subsidiaries	[1]	(129)	(443)		543
Net loss attributable to Sharecare, Inc.		$ (85,000)	$ (60,018)	[1]	$ (39,980)
Net Loss per Share
Net loss per share attributable to common stockholders, diluted (in USD per share)	[1]	$ (0.30)	$ (0.28)		$ (0.19)
Weighted-average common shares outstanding, diluted (in shares)	[1]	281,026,365	215,094,037		205,888,637
Comprehensive loss attributable to Sharecare, Inc.
Net loss		$ (85,129)	$ (60,461)		$ (39,437)
Foreign currency translation	[1]	(1,486)	(241)		(583)
Comprehensive loss		(86,615)	(60,702)		(40,020)
Comprehensive (loss) income attributable to noncontrolling interest in subsidiaries		(256)	(1,184)		428
Comprehensive loss attributable to Sharecare, Inc.		$ (86,359)	$ (59,518)		$ (40,448)

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.